Net Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Net Property, Plant and Equipment
Net Property, Plant and Equipment

Note 5

Net Property, Plant and Equipment

The following table is a summary of property, plant and equipment at the end of each year:

	Useful	December 31,
(Thousands of dollars)	Lives	2014	2013
Land and improvements	0-15 years	$184,647	$194,237
Buildings and improvements	30 years	389,193	395,598
Machinery and equipment	3-20 years	1,001,061	990,553
Vessels and vehicles	3-18 years	160,310	126,502
Office furniture and fixtures	5 years	25,965	30,102
Construction in progress		25,535	40,317
		1,786,711	1,777,309
Accumulated depreciation and amortization		(939,954)	(913,736)
Net property, plant and equipment		$846,757	$863,573